UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

DAVID A. HOLLANDER, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2006

Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)
March 31, 2006

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (63.91%)
Bank Debt (35.36%) (1)
Automobiles (-0.16%)
General Motors Corp. Revolver, LIBOR + 1.35%, due 6/16/08
(Acquired 11/29/05, Amortized Cost ($11,875,000))	$50,000,000	$(1,600,000)	(0.16%)

Diversified/Conglomerate Manufacturing (6.11%)
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09
(Acquired 9/13/04, Amortized Cost $18,481,867) - (Sweden) (2)	$18,835,419	20,153,898	1.97%
Revere Industries, LLC, Second Lien Term Loan, LIBOR + 9%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $42,196,000)	$42,196,000	42,354,235	4.14%
Total Diversified/Conglomerate Manufacturing		62,508,133

Personal Transportation (11.49%)
Delta Airlines, Inc. DIP Term Loan C, LIBOR + 7.5%, due 3/16/08
(Acquired 9/23/05, Amortized Cost $55,417,211)	$56,261,128	58,124,778	5.68%
(Acquired 10/7/05, Amortized Cost $6,927,151)	$7,032,641	7,265,597	0.71%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $30,377,949)	$30,644,449	30,797,671	3.01%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $15,648,009)	$15,782,798	15,914,606	1.56%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $5,279,011)	$5,324,483	5,368,949	0.53%
Total Personal Transportation		117,471,601

Printing/Publishing (3.15%)
Weekly Reader Corp. Tranche B Term Loan, LIBOR + 8.5% Cash + 1% PIK, due 7/22/09
(Acquired 7/22/05, Amortized Cost $31,868,924)	$31,868,924	32,187,614	3.15%

Telecommunications (9.18%)
Enterasys Network Distribution Ltd. Sr. Sec. Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $6,399,703) - (Ireland) (2)	$6,530,309	6,530,309	0.64%
Enterasys Networks, Inc. Sr. Sec. Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $28,060,237) (2)	$28,632,895	28,632,895	2.80%
Gores Ent Holdings, Inc. Sr. Sec. Note, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $24,269,566) (2)	$27,638,279	27,638,279	2.70%
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 2% PIK, due 9/14/09
(Acquired 9/20/04, Amortized Cost $29,400,517)	$29,725,285	31,062,923	3.04%
Total Telecommunications		93,864,406

Utilities (5.59%)
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $26,233,351) (3)	$34,463,939	24,722,454	2.42%
Mach Gen, LLC Bank Debt
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $28,900,690) (3)	$24,349,779	32,385,206	3.17%
Total Utilities		57,107,660

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
March 31, 2006

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Corporate Debt Securities (28.55%)
Automobiles (6.70%)
EaglePicher Holdings Senior Notes, 9.75%, due 9/1/13 (3)	$40,958,000	$28,261,020	2.76%
General Motors Corp. Series A Convertible Senior Debenture, 4.5%, due 3/6/32	$43,647,500	40,260,454	3.94%
Total Automobiles		68,521,474

Containers, Packaging and Glass (10.40%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09 (3)	$35,384,000	37,330,120	3.65%
Pliant Corp. Notes, 13.00%, due 6/1/10 (3)	$3,099,000	1,239,600	0.12%
Pliant Corp. Senior Subordinated Notes, 13.00%, due 6/1/10 (3)	$2,387,000	954,800	0.09%
Radnor Holdings Senior Secured Tranche A Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 12/1/05, Amortized Cost $64,633,585) (4)	$65,122,000	65,122,000	6.37%
Radnor Holdings Senior Secured Tranche B Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 12/1/05, Amortized Cost $1,675,340) (4)	$1,688,000	1,688,000	0.17%
Total Containers, Packaging and Glass		106,334,520

Diversified/Conglomerate Manufacturing (0.38%)
International Wire Group Senior Secured Notes, 10%, due 10/15/11
(Received 10/20/04, Cost $4,401,270) (2), (5)	$3,940,000	3,900,600	0.38%

Leisure, Amusement, Motion Pictures and Entertainment (4.31%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07	$40,349,000	41,055,108	4.01%
Muzak LLC Senior Notes, 10%, due 2/15/09	$3,567,000	3,085,455	0.30%
Total Leisure, Amusement, Motion Pictures and Entertainment		44,140,563

Printing/Publishing (0.27%)
Phoenix Color Corp. Senior Subordinated Notes, 11%, due 2/1/09	$2,958,000	2,802,705	0.27%

Utilities (5.08%)
Calpine Generating Co. Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11	$38,324,000	42,060,590	4.11%
Calpine Generating Co. Secured Notes, 11.50%, due 4/1/11	$9,392,000	9,955,520	0.97%
Total Utilities		52,016,110

Miscellaneous Securities (1.41%)
Miscellaneous Securities (6)	$25,734,000	14,445,785	1.41%

Total Debt Securities (cost $600,775,741)		653,701,171

Equity and Equity Related Securities (9.73%)
Containers, Packaging and Glass (0.82%)
Radnor Holdings Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $16,252,835) (4)	17,931,600	8,427,852	0.82%
Radnor Holdings Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $1,293,304) (3), (4)	393	-	0.00%
Radnor Holdings Warrants for Common Stock
(Acquired 10/27/05, Cost $121,761) (3), (4)	37	-	0.00%
Total Containers, Packaging and Glass		8,427,852

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
March 31, 2006

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity and Equity Related Securities (continued)
Diversified/Conglomerate Manufacturing (5.82%)
Put Option for 816,615 Intentia International AB Series A Common Shares,
expires 7/31/06 (Acquired 2/12/05, Cost $0) - (Sweden) (3), (4), (7), (8)	1	$-	0.00%
Intentia International AB Series A Common
(Acquired 2/12/05, Cost $3,723,408) - (Sweden) (2), (3), (5), (8), (9)	1,275,680	4,857,714	0.47%
(Acquired 9/13/04, Cost $436,499) - (Sweden) (2), (3), (5), (8), (9)	359,893	1,370,451	0.13%
Intentia International AB Series B Common
(Acquired 9/13/04, Cost $15,876,598) - (Sweden) (2), (3), (5), (8), (9)	13,090,237	44,505,765	4.35%
International Wire Group, Inc. Common Stock
(Received 10/20/04, Cost $9,581,477) (2), (3), (5), (9)	637,171	8,920,394	0.87%
Total Diversified/Conglomerate Manufacturing		59,654,324

Leisure, Amusement, Motion Pictures and Entertainment (0.26%)
Bally Total Fitness Holdings, Inc. Restricted Common Stock
(Acquired 8/24/05, Cost $808,225) (3), (4), (10)	372,454	2,617,420	0.26%

Telecommunications (2.35%)
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock
(Acquired 3/1/06, Cost $21,590,208) (2), (3), (4), (9)	21,590.208	21,960,437	2.15%
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $2,815,947) (2), (3), (4), (9)	4,369.871	2,027,862	0.20%
Total Telecommunications		23,988,299

Utilities (0%)
Mach Gen, LLC Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $0) (3), (4), (11)	1,829	-	0.00%
Mach Gen, LLC Preferred Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $0) (3), (4), (11)	6,576	-	0.00%
Total Utilities		-

Miscellaneous Securities (0.48%)
Miscellaneous Securities (3), (6)	364,010	4,899,575	0.48%

Total Equity Securities (cost $77,332,530)		99,587,470

Cash and Cash Equivalents (26.36%)
American Express Commercial Paper, 4.75%, due 6/19/06	$15,000,000	14,819,896	1.45%
Bear Stearns Commercial Paper, 4.71%, due 5/2/06	$30,000,000	29,811,600	2.91%
Bear Stearns Commercial Paper, 4.82%, due 6/19/06	$15,000,000	14,817,242	1.45%
Citigroup Funding Commercial Paper, 4.75%, due 6/7/06	$20,700,000	20,454,188	2.00%
Citigroup Funding Commercial Paper, 4.80%, due 6/13/06	$25,000,000	24,700,000	2.41%
GECC Commercial Paper, 4.67%, due 4/17/06	$18,000,000	17,927,615	1.75%
GECC Commercial Paper, 4.79%, due 6/13/06	$15,000,000	14,820,375	1.45%
Toyota Motor Credit Corp. Commercial Paper, 4.77%, due 6/13/06	$40,000,000	39,517,700	3.86%
UBS Finance Commercial Paper, 4.59%, due 4/5/06	$40,000,000	39,892,900	3.90%
UBS Finance Commercial Paper, 4.77%, due 4/7/06	$4,000,000	3,996,290	0.39%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)
March 31, 2006

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Cash and Cash Equivalents (continued)
Wells Fargo Certificate of Deposit, 4.61%, due 4/10/06	$30,000,000	$30,000,000	2.93%
Wells Fargo Bank Overnight REPO	$16,312,465	16,312,465	1.59%
Cash Held on Account at Various Institutions	$2,809,904	2,809,904	0.27%
Total Cash and Cash Equivalents (12)		269,880,175

Total Cash and Investments in Securities		$1,023,168,816	100.00%

Notes to Statement of Investments in Securities of Unaffiliated Issuers:

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions ar generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2006 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Purchase Discount Accretion	Net Change in Unrealized Appreciation /(Depreciation)	Ending Balance	Interest and Dividends Earned

Enterasys Network Distribution Ltd. Sr. Sec. Note, LIBOR + 9%, due 2/22/11	$-	$6,399,703	$-	$-	$130,606	$6,530,309	$78,024
Enterasys Networks, Inc. Sr. Sec. Note, LIBOR + 9%, due 2/22/11	-	28,060,237	-	-	572,658	28,632,895	342,103
Gores Ent Holdings, Inc. Sr. Sec. Note, LIBOR + 9.166%, due 2/22/11	-	24,269,566	-	-	3,368,713	27,638,279	334,171
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock	-	21,590,208	-	-	370,229	21,960,437	-
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock	-	2,815,947	-	-	(788,085)	2,027,862	-
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09	20,907,315	-	-	20,165	(773,582)	20,153,898	638,344
Intentia International AB Series A Common	5,743,508	-	-	-	484,657	6,228,165	-
Intentia International AB Series B Common	41,042,460	-	-	-	3,463,305	44,505,765	-
International Wire Group Senior Secured Notes, 10%, due 10/15/11	3,816,875	-	-	-	83,725	3,900,600	98,500
International Wire Group, Inc. Common Stock	5,893,832	-	-	-	3,026,562	8,920,394	-

(3)	Non-income producing security.

(4)	Restricted security.

(5)	Securities regulations temporarily restrict the sale of this security due to membership on the Board of Directors of the issuer by an affiliate of the Company.

(6)	Miscellaneous Securities is comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(7)	Acquired in connection with the call option listed in the Statement of Open Option Contracts Written.

(8)	Denominated in Swedish Kronor and converted to US Dollars.

(9)	Investment is not a controlling position.

(10)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3. On the date of acquisition, the Company owned $40,349,000 par of unrestricted Bally Total Fitness Holdings, Inc. 9.875% Senior Subordinated Notes, due 10/15/07, with a carrying value of $35,507,120.

(11)	The Mach Gen common and preferred units are nondetachable from the Mach Gen bank debt listed above, and therefore may be considered to be subject to the same contractual restrictions.

(12)	Cash and cash equivalents includes $50 million segregated for certain unfunded commitments.

Aggregate purchases and aggregate sales of investment securities of unaffiliated issuers, other than Government securities, totaled $90,097,886 and $25,743,508, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $678,108,271. Net unrealized appreciation aggregated $75,180,370, of which $91,577,252 related to appreciated investment securities and $16,396,882 related to depreciated investment securities.

The total value of restricted securities as of March 31, 2006 was $526,937,909, or 51.50% of total cash and investments of the Company.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Open Option Contracts Written (unaudited)

March 31, 2006

	Number of	Exercise		Expiration
Security	Shares	Price		Date	Value

Diversified/Conglomerate Manufacturing
Call Option for Intentia International AB Series A Common (Sweden)(1)	816,615	$3.25	(2)	7/31/2006	$(456,444)

Total Open Option Contracts Written					$(456,444)

Notes to Statement of Open Option Contracts Written:

(1)	Denominated in Swedish Kronor and converted to US Dollars. Exercise subject to conditions.

(2)	Strike price at March 31, 2006. Strike price increases at a rate of 15% per year.

ITEM 2.

CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b) Not applicable.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: May 30, 2006

By: /s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: May 30, 2006